Investment Securities (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Pledged securities, carrying values	$ 1,712,860,000	$ 1,698,943,000
Number of debt securities, held	49	50
Unrealized losses on debt securities, percent of amortized cost	0.85%	0.50%
Unrealized losses on debt securities, percent of Company's total amortized cost	0.12%	0.10%
Number of debt securities having unrealized losses	49	50
Number of securities recorded with an aggregate amortized cost	3	12
Number of securities, continuous unrealized loss position, twelve months or longer, fair value	3	12
Available-for-sale securities, amortized cost basis	5,200,000	24,453,000
Unrealized loss on securities	$ 187,000	$ 391,000
Unrated revenue municipal bond		1
Impairment of par value bond, percentage		50.00%
Fannie Mae And Freddie Mac Securities Rated AAA [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued		12
Fannie Mae And Freddie Mac Securities Rated AAA [Member] | Maximum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	3
Fannie Mae And Freddie Mac Securities Rated AAA [Member] | Minimum [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Number of securities issued	2